STOCKHOLDERS' EQUITY (DEFICIT) - Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2018	Mar. 31, 2017	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Weighted Average Exercise Prices
Granted			$ 0.44	$ 3.00
The Plans
Available for Grant
Available for grant, beginning			2,107,575	75,396
Shares authorized for issuance				2,000,000
Granted			(893,820)	(417,660)
Available for grant, ending			1,737,986	2,107,575	75,396
Shares
Outstanding, Beginning			917,945	988,452
Granted			893,820	417,660
Exercised			(1,667)	(11,129)
Outstanding, Ending			1,234,492	917,945	988,452
Vested and exercisable			508,154
Vested and expected to vest			1,069,509
Weighted Average Exercise Prices
Outstanding, Beginning			$ 9.02	$ 10.30
Granted			0.84	5.23
Exercised			2.50	2.53
Outstanding, Ending			4.02	$ 9.02	$ 10.30
Vested and exercisable			6.43
Vested and expected to vest			$ 4.27
Remaining Contractual Life
Outstanding			8 years 4 months 13 days	7 years 11 months 1 day	9 years 2 months 1 day
Vested and exercisable			7 years 3 months 18 days
Vested and expected to vest			8 years 3 months
Aggregate Intrinsic Value
Outstanding			$ 1	$ 23	$ 304
Vested and expected to vest			$ 1
Subsequent to termination of the 2014 plan
Available for Grant
Canceled			51,375	27,199
Shares
Canceled			(51,375)	(27,199)
Weighted Average Exercise Prices
Canceled			$ 25.43	$ 25.33
2016 Equity Incentive Plan
Available for Grant
Shares authorized for issuance	2,000,000	800,000
Canceled			524,231	449,839
Shares
Canceled			(524,231)	(449,839)
Weighted Average Exercise Prices
Canceled			$ 5.26	$ 7.52
Outside the 2014 Equity Incentive Plan
Available for Grant
Granted				(16,000)
Canceled			24,333	11,400
Shares
Outstanding, Beginning			31,000	26,400
Granted				16,000
Canceled			(24,333)	(11,400)
Outstanding, Ending			6,667	31,000	26,400
Vested and exercisable			6,667
Vested and expected to vest			6,667
Weighted Average Exercise Prices
Outstanding, Beginning			$ 17.86	$ 35.90
Granted				4.75
Canceled			21.46	41.22
Outstanding, Ending			4.75	$ 17.86	$ 35.90
Vested and exercisable			4.75
Vested and expected to vest			$ 4.75
Remaining Contractual Life
Outstanding				6 years 7 months 6 days	7 years 8 months 19 days
Outside the 2014 Equity Incentive Plan | First anniversary
Available for Grant
Vesting percentage			25.00%
Outside the 2014 Equity Incentive Plan | Subsequent to first anniversary
Available for Grant
Vesting percentage			2.083%